Organization and Summary of Significant Accounting Policies (Details) - Schedule of condensed statement of operations	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Condensed Income Statements, Captions [Line Items]
Net Loss	$ (1,127,612)
Accretion of temporary equity to redemption value	(1,733,440)
Net loss including accretion of temporary equity to redemption value	(2,861,052)
Common Shares Subject to Redemption [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	(1,883,391)
Accretion of temporary equity to redemption value	1,733,440
Allocation of net loss	$ (149,951)
Denominator:
Weighted-average shares outstanding (in Shares) | shares	2,789,393
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares	$ (0.05)
Non-redeemable Common Shares [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (977,661)
Accretion of temporary equity to redemption value
Allocation of net loss	$ (977,661)
Denominator:
Weighted-average shares outstanding (in Shares) | shares	1,447,964
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares	$ (0.68)